CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 1,445,230	$ 3,228,938
Prepaid expenses	112,880	166,140	$ 27,835
Other Current Assets	3,000	3,000	3,000
TOTAL CURRENT ASSETS	1,561,110	3,398,078	30,835
Property and Equipment, net	44,636	44,212	3,545
TOTAL ASSETS	1,605,746	3,442,290	34,380
CURRENT LIABILITIES
Accounts payable	328,421	379,880	170,838
Accrued Liabilities and Other Current Liabilities	82,424	96,706	236,426
Note Payable, Short-Term	25,782	25,622	$ 175,000
Derivative Liability	1,454,078	3,800,229
TOTAL CURRENT LIABILITIES	1,890,705	4,302,437	$ 582,264
Notes Payable, Long-Term	28,562	37,180	62,755
TOTAL LONG TERM LIABILITIES	28,562	37,180	62,755
TOTAL LIABILITIES	$ 1,919,267	$ 4,339,617	$ 645,019
STOCKHOLDERS' DEFICIENCY
Preferred Stock (.0001 par value, 10,000,000 shares authorized, none issued or outstanding as of March 31, 2015, December 31, 2014 or December 31, 2013)
Common Stock (.0001 par value, 300,000,000 shares authorized, 24,954,363, 24,929,363 and 13,114,032 issued at March 31, 2015, December 31, 2014 and December 31, 2013, respectively and 25,234,284, 25,198,456 and 13,335,890 outstanding at March 31, 2015, December 31, 2014 and December 31, 2013, respectively)	$ 2,495	$ 2,493	$ 1,311
Additional paid-in capital	5,335,858	5,297,635	4,924,194
Accumulated Deficit	(5,651,874)	(6,197,455)	(5,536,144)
TOTAL STOCKHOLDERS' EQUITY (DEFICIENCY)	(313,521)	(897,327)	(610,639)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 1,605,746	$ 3,442,290	$ 34,380